Changes in Accounting Policies (Impact of Adoption, Impact on Segment Disclosures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	¥ 343,860	¥ 411,878	¥ 0
Addition to allocated liabilities	22,043	76,731	¥ 0
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets		411,878
Addition to allocated liabilities		¥ 76,731
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	343,860
Addition to allocated liabilities	22,043
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Synthetic fibres [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	9,047
Addition to allocated liabilities	536
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Resins and plastics [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	50,006
Addition to allocated liabilities	5,177
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Intermediate petrochemicals [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	46,320
Addition to allocated liabilities	2,738
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Petroleum products [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	236,531
Addition to allocated liabilities	13,371
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Trading of petrochemical products [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	13
Addition to allocated liabilities	0
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Other Segments [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	1,943
Addition to allocated liabilities	¥ 221